Statement of Changes in Net Assets Available for Benefits - EBP 020	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Appreciation in fair value of investments	$ 118,795,000
Interest in Carpenter Technology Master Trust Fund income	34,665,000
Dividends	10,861,000
Total investment income	164,321,000
Interest income on notes receivable from participants	1,487,000
Contributions:
Participants	34,858,000
Participant rollovers	2,239,000
Employer	29,135,000
Total contributions	66,232,000
Total additions	232,040,000
Benefits paid to participants	(83,630,000)
Administrative expenses	(856,000)
Total deductions	(84,486,000)
Net increase in net assets available for benefits	147,554,000
Transfers in	12,000
Net assets available for benefits, beginning of year	885,360,000
Net assets available for benefits, end of year	$ 1,032,926,000